Net revenues	12 Months Ended
Dec. 31, 2018
Net Revenues
Net revenues
	2018	2017	2016
Sales revenue
Domestic market
Revenue	42,189,365	34,983,265	32,293,042
Rebates	(45,290)	(35,538)	(25,400)
	42,144,075	34,947,727	32,267,642
Foreign market
Revenue	26,577,433	23,297,304	23,084,703
Rebates	(58,188)	(60,990)	(23,820)
	26,519,245	23,236,314	23,060,883
	68,663,320	58,184,041	55,328,525

Sales and services deductions
Taxes
Domestic market	(10,219,138)	(8,663,707)	(7,316,325)
Foreign market	(36,562)	(33,798)	(102,831)
Sales returns
Domestic market	(148,918)	(125,153)	(168,625)
Foreign market	(258,836)	(100,789)	(76,756)

	(10,663,454)	(8,923,447)	(7,664,537)
Net sales and services revenue	57,999,866	49,260,594	47,663,988

Revenues from sales of products are recognized when (i) the amount of sales can be reliably measured and the Company does not have control over the products sold; (ii) it is probable that the Company will received the economic benefits; and (iii) risks and benefits of product ownership are substantially transferred to the client. The Company does not make sales with continued management involvement. Most of Braskem’s sales are made to industrial customers and, in a lower volume, to resellers.

The moment when the legal right, as well as the risks and benefits, are substantially transferred to the client is determined as follows:

(i)          for contracts under which the Company is responsible for the freight and insurance, the legal right and the risks and benefits are transferred to the client as soon as the risk of the goods are delivered at the destination established in the contract;

(ii)        for agreements under which the freight and insurance are a responsibility of the client, risks and benefits are transferred as soon as the products are delivered to the client’s carrier; and

(iii)       for contracts under which product delivery involves the use of pipelines, especially basic petrochemicals, the risks and benefits are transferred immediately after the Company’s official markers, which is the point of delivery of the products and transfer of their ownership.

The cost of freight services related to sales, transfers to storage facilities and finished product transfers between Braskem establishments are included in cost of sales.

(a)             Net revenue by country

	2018	2017	2016

Brazil	31,801,222	26,147,559	24,640,077
United States	9,887,701	8,539,972	7,965,209
Argentina	1,166,191	1,336,440	1,244,267
United Kingdom	366,328	202,830	589,725
Germany	1,385,482	1,192,287	1,198,760
Mexico	4,168,140	3,408,385	2,075,695
Italy	650,605	604,546	667,265
Netherlands	293,315	333,134	262,289
Singapore	756,069	542,866	1,101,156
Switzerland	315,254	415,729	227,504
Colombia	363,497	340,396	369,359
Spain	329,458	282,854	342,154
Chile	686,646	554,237	522,796
Peru	540,495	493,654	397,186
Uruguay	155,571	122,251	122,783
Japan	245,208	126,956	1,631,564
Poland	260,449	231,716	252,508
Paraguay	214,959	174,783	185,432
France	135,094	166,314	236,727
Bolivia	250,048	163,862	211,382
Canada	290,453	235,612	242,492
South Korea	314,517	339,430	254,512
Other	3,423,164	3,304,781	2,923,146
	57,999,866	49,260,594	47,663,988

(b)             Net revenue by product

	2018	2017	2016

PE/PP	37,979,148	33,105,714	30,790,364
Ethylene, Propylene	4,283,709	3,351,805	2,906,796
Naphtha, condensate and crude oil	248,313	135,165	2,582,257
Benzene, toluene and xylene	2,785,400	2,683,406	2,411,031
PVC/Caustic Soda/EDC	3,167,390	3,066,879	3,016,390
ETBE/Gasoline	2,928,993	2,433,360	2,058,952
Butadiene	2,023,465	1,819,387	1,315,892
Cumene	909,409	578,482	501,958
Solvents	476,311	401,455	379,745
Other	3,197,729	1,684,941	1,700,603
	57,999,866	49,260,594	47,663,988

(c)             Main clients

The Company does not have any revenue arising from transactions with only one client that is equal to or higher than 10% of its total net revenue. In 2018, the most significant revenue from a single client amounts to approximately 2.4% of total net revenues of the Company and refers to the Chemical segment.